Commodity risk management contracts (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commodity risk management contracts [Abstract]
Disclosure of detailed information about derivative contract [text block]
The following table presents the Group’s derivative contracts in force as of 31 December 2018:

Period	Reference	Type	Volume bbl/d	Price US$/bbl

1 April 2018 - 31 December 2018	ICE BRENT	Zero Premium 3 Way	3,000	45.00-55.00 Put 77.15 Call
1 April 2018 - 31 December 2018	ICE BRENT	Zero Premium 3 Way	1,000	45.00-55.00 Put 77.50 Call
1 July 2018 - 31 March 2019	ICE BRENT	Zero Premium 3 Way	2,000	50.00-60.00 Put 97.00 Call
1 July 2018 - 31 March 2019	ICE BRENT	Zero Premium 3 Way	2,000	50.00-60.00 Put 97.05 Call
1 October 2018 - 30 June 2019	ICE BRENT	Zero Premium 3 Way	3,700	55.00-65.00 Put 90.00 Call
1 October 2018 - 30 June 2019	ICE BRENT	Zero Premium 3 Way	1,000	55.00-65.00 Put 90.10 Call
1 October 2018 - 30 June 2019	ICE BRENT	Zero Premium 3 Way	1,300	55.00-65.00 Put 90.50 Call
1 January 2019 - 30 September 2019	ICE BRENT	Zero Premium Collar	2,000	65.00 Put 92.50 Call
1 January 2019 - 30 September 2019	ICE BRENT	Zero Premium Collar	3,000	65.00 Put 92.26 Call

Disclosure of detailed information about gainloss on commodity risk management contracts [text block]
The table below summarizes the gain (loss) on the commodity risk management contracts:

	2018	2017	2016
Realized (loss) gain on commodity risk management contracts	(26,098)	(2,148)	514
Unrealized gain (loss) on commodity risk management contracts	42,271	(13,300)	(3,068)
Total	16,173	(15,448)	(2,554)